Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2013
Summary of Investments - Other than Investments in Related Parties

Schedule I

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Summary of Investments – Other than Investments in Related Parties

December 31, 2013

(In thousands)

Type of investment	Cost (1)	Fair value	Amount at which shown in the consolidated balance sheets

Fixed-maturity securities:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,103,739	1,158,859	1,158,859
Agencies not backed by the full faith and credit of the U.S. government	480,981	511,829	511,829
States and political subdivisions	4,916,086	4,958,360	4,958,360
Foreign government	341,223	365,234	365,234
Public utilities	4,692,512	5,136,210	5,136,210
Corporate securities	39,446,124	41,676,852	41,676,852
Mortgage-backed securities	11,668,499	12,525,293	12,525,293
Collateralized mortgage obligations	12,557	14,212	14,212
Collateralized debt obligations	44,687	56,873	56,873
Securities held under forward commitments	—	—	—

Total fixed-maturity securities, available-for-sale	62,706,408	66,403,722	66,403,722

Fixed-maturity securities, trading:
U.S. government	—	—	—
Agencies not backed by the full faith and credit of the U.S. government	—	—	—
States and political subdivisions	—	—	—
Foreign government	—	—	—
Public utilities	—	—	—
Corporate securities	—	—	—
Mortgage-backed securities	—	—	—

Total fixed-maturity securities, trading	—	—	—

Fixed-maturity securities, held-to-maturity:
Collateralized debt obligations	220,642	219,387	220,642
Corporate securities	110	129	110

Total fixed-maturity securities, held-to-maturity	220,752	219,516	220,752

Total fixed-maturity securities	62,927,160	66,623,238	66,624,474

Equity securities:
Equity securities, available-for-sale:
Common stocks:
Industrial and miscellaneous	29,112	29,112	29,112
Equity securities, trading:
Common stocks:

Industrial and miscellaneous	209,978	227,822	227,822

Total equity securities	239,090	$256,934	256,934

Other investments:
Mortgage loans on real estate, net	6,134,525		6,134,525
Short-term securities	7,547		7,547
Derivatives	831,707		831,707
Real estate	—		—
Loans to affiliates	1,191,170		1,191,170
Policy loans	158,217		158,217
Acquired loans	205,131		205,131
Other invested assets	50,046		50,046

Total other investments	8,578,343		8,578,343

Total investments	$71,744,593		$75,459,751

(1)	Original cost of equity securities and, as to fixed-maturities, original cost reduced by repayments and adjusted for amortization of premiums, accrual discounts, or impairments.